Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2013
Accounting Policies [Abstract]
Held-to-maturity Securities [Table Text Block]
The carrying amount, gross unrealized holding gains and the fair value of held-to-maturity securities at October 31, 2013 are as follows:

	Carrying Amount	Gross Unrealized Holding Loss	Fair Value
Held-to-maturity:
U.S. Treasury Bills	$41,614,621	$190	$41,614,431

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table provides a summary of the assets that are measured at fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liabilities:
October 31, 2013	$3,230,000	$-	$-	$3,230,000

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	For the Years Ended October 31,
	2013	2012
Beginning balance	$-	$-
Aggregate fair value of warrant liability upon issuance	-	-
Change in fair value of warrant liability – recorded after the balance sheet dated December 21, 2012, but during the year ended October 31, 2013 (as explained below)	3,230,000	-
Ending balance	$3,230,000	$-

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The inputs to the model were as follows:

	December 21, 2013	October 31, 2013
Dividend yield (per share)	0%	0%
Risk-free interest rate:	0.74%	1.3%
Expected term	5.0 yrs.	4.13 yrs.
Expected volatility rate	21.41%	18.1%
Assumed acquisition date	August 18, 2014	August 18, 2014
Estimated probability of acquisition success	61.3%	61.2%